Accrued and Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued and other short-term liabilities
	As of December 31,
	2016	2017
Accrued advertising and promotion expenses	$42,024	$65,039
Contract deposits from customers	19,065	23,832
Accrued professional fees	14,095	22,529
Accrued bandwidth costs	10,499	10,644
Unpaid installment of donation to Tsinghua University	17,299	7,652
Payables to Web game developers	3,817	6,725
Guarantee liability(1)	—	5,148
Early exercise of Sogou share options with trust arrangements (See “Option Modification” in Note 16—Share-based Compensation)	4,504	4,503
Contingent litigation liabilities (See “Litigation” in Note 21—Commitments and Contingencies)	2,890	3,822
Accrued content and license fees	2,289	2,036
Accrual for fixed assets purchases	1,079	658
Payable to repurchase Pre-IPO Class A Ordinary Shares (See Note 15—Treasury stock)	7,200	—
Others	6,890	11,681
Total	$131,651	$164,269

(1) The guarantee liability is in relation to a trial Internet finance program.